Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company
Development Stage Company

The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” As of October 31, 2012, the Company had not commenced operations or generated revenue. All activity through October 31, 2012 relates to the Company’s formation, the Private Placement and the IPO, and from July 20, 2011, the identification of potential target businesses and assets. Following the IPO, the Company will not generate any operating revenues until after completion of an initial Business Transaction, at the earliest, but will generate non-operating income in the form of interest income on the designated trust account.

Restricted Cash Equivalents Held in the Trust Account
Restricted Cash Equivalents Held in the Trust Account

The amounts held in the trust account represent substantially all the proceeds of the Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a business transaction. Any interest income earned from the restricted assets can be used for operational purposes and is not considered restricted. The funds held in the trust account may only be invested in U.S. government treasury bills with a maturity of 180 days or less or in money market funds investing solely in U.S. government treasury bills and meeting the conditions of Rule 2a-7 promulgated under the Investment Company Act.

Net Loss per Share
Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period in accordance with FASB ASC 260, “Earnings Per Share”.  Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants issued in the Public Offering and private placement, as calculated using the treasury stock method.

Restatement Unaudited
Restatement Unaudited

The Company has restated its net loss per share for the three and nine months ended July 31, 2012 and 2011 from the amounts originally reported in Form 6-K filed on September 14, 2012. The Company erroneously excluded shares subject to possible redemption in the determination of weighted average shares outstanding utilized in the calculation of basic and diluted net loss per share for those periods. The originally reported loss per share and the restated loss per share amounts are as follows:

Period	As Originally Reported	Restated
3 months ended July 31, 2012	$(0.05)	$(0.01)
9 months ended July 31, 2012	$(0.18)	$(0.05)
3 months ended July 31, 2011	$(0.01)	$(0.01)
9 months ended July 31, 2011	$(0.02)	$(0.01)

The Company has also restated its statement of stockholders’ equity for the nine months ended July 31, 2012 from the amounts originally reported in Form 6-K for the nine months then ended. The Company erroneously excluded shares subject to possible redemption in this statement.  The originally reported shares and the restated shares are as follows:

Period	Shares as Originally Reported	Shares as Restated
9 months ended July 31, 2012	1,742,575	6,000,000

In addition the Company restated its balance sheet as of July 31, 2012 as follows:

Period	As Originally Reported	Restated
Common stock	$174	$600
Additional paid in capital	$5,230,972	$5,230,546

Redeemable Common Stock
Redeemable Common Stock

As discussed in Note 1, all of the 4,800,000 shares of common stock sold as part of a Unit in the Public Offering contain a redemption feature which allows for the redemption of shares of common stock under the Company's Liquidation or Tender Offer/Stockholder Approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. However, in accordance with the provisions of the Company’s amended articles of incorporation, the Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.  Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax
Income Tax

There is, at present, no direct taxation in the Marshall Islands and interest, dividends, and gains payable to the Company are received free of all Marshall Islands taxes. The Company is registered as an “exempted company” pursuant to the Marshall Islands Companies Law (as amended). As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Marshall Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes. As of October 31, 2012 and 2011, the Company has not commenced operations and thus has no uncertain tax positions. The Company follows the provisions of ASC 740-10 which prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on its tax return. ASC 740-10 requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. There were no adjustments related to uncertain tax positions recognized during the period November 1, 2010 (inception) to October 31, 2012.

Deferred Offering Costs
Deferred Offering Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A, “Expenses of Offering” whereby offering costs incurred prior to the initial public offering are capitalized and then charged to shareholders’ equity upon the completion of the offering (or charged to expense if the offering is not completed).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the fair value of the Company’s assets and liabilities that qualify as financial instruments under U.S GAAP approximate their carrying amounts represented on the balance sheet.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.